Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Potentially Dilutive Securities Included In Diluted Earnings Per Share Computation

	2013	2012
Warrants	4,657,496	2,449,893
Stock options	900,000	400,000
Convertible subordinated notes	216,664	566,665
Total	5,774,160	3,416,558